Equity - Outstanding number of shares (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Line Items]
Issuance of new shares	48,757
Ordinary shares [member]
Equity [Line Items]
Number of shares outstanding at beginning of period	890,973,790	914,184,087	926,191,723
Dividend distributed	18,080,198	9,079,538	9,533,223
Purchase of treasury shares, number of	(8,669,622)	(40,390,495)	(31,993,879)
Re-issuance of treasury shares, number of	4,695,170	8,100,660	10,453,020
Number of shares outstanding at end of period	905,128,293	890,973,790	914,184,087